Earnings per share (Details) $ / shares in Units, € in Millions, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2017 USD ($) $ / shares shares		Dec. 31, 2016 EUR (€) shares	Dec. 31, 2016 USD ($) $ / shares shares
Earnings per share
(Loss)/profit attributable to equity holders	$ (94)	€ (83)	$ (94)	€ 54	$ 63	[1],[2],[3]	€ (67)	$ (74)	[1],[2],[3]
Weighted average number of ordinary shares for basic EPS | shares		236.3	236.3	229.6	229.6		202.0	202.0
(Loss)/profit per share | $ / shares			$ (0.40)		$ 0.27	[1]		$ (0.37)	[1]

[1]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements.
[2]	The consolidated statements of changes in equity for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in detail in Notes 2 and 29 to these consolidated financial statements.
[3]	The consolidated statements of comprehensive income for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements.